Loans by Risk Rating (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Credit Quality [Line Items]
Total Financing Receivables	$ 218,582,630	[1]	$ 220,915,500	[2]
Grade 1 (Prime)
Credit Quality [Line Items]
Total Financing Receivables	28,396		42,786
Grade 2 (Superior)
Credit Quality [Line Items]
Total Financing Receivables	580,713		584,369
Grade 3 (Acceptable-Average)
Credit Quality [Line Items]
Total Financing Receivables	128,242,144		137,278,711
Grade 4 - Fair (Watch)
Credit Quality [Line Items]
Total Financing Receivables	6,542,453		8,711,966
Special Mention
Credit Quality [Line Items]
Total Financing Receivables	17,560,288		15,708,290
Substandard
Credit Quality [Line Items]
Total Financing Receivables	65,611,582		58,482,460
Doubtful
Credit Quality [Line Items]
Total Financing Receivables			106,918
Grade 8 (Loss)
Credit Quality [Line Items]
Total Financing Receivables	17,054
Unsecured
Credit Quality [Line Items]
Total Financing Receivables	822,538		848,418
Unsecured | Grade 1 (Prime)
Credit Quality [Line Items]
Total Financing Receivables	900		15,490
Unsecured | Grade 2 (Superior)
Credit Quality [Line Items]
Total Financing Receivables	16,163		20,127
Unsecured | Grade 3 (Acceptable-Average)
Credit Quality [Line Items]
Total Financing Receivables	678,806		575,653
Unsecured | Grade 4 - Fair (Watch)
Credit Quality [Line Items]
Total Financing Receivables			63,473
Unsecured | Special Mention
Credit Quality [Line Items]
Total Financing Receivables			14,162
Unsecured | Substandard
Credit Quality [Line Items]
Total Financing Receivables	126,669		159,513
Cash Value
Credit Quality [Line Items]
Total Financing Receivables	3,393,228		3,927,837
Cash Value | Grade 1 (Prime)
Credit Quality [Line Items]
Total Financing Receivables	27,496		27,296
Cash Value | Grade 2 (Superior)
Credit Quality [Line Items]
Total Financing Receivables	220,824		190,867
Cash Value | Grade 3 (Acceptable-Average)
Credit Quality [Line Items]
Total Financing Receivables	3,061,567		3,574,692
Cash Value | Grade 4 - Fair (Watch)
Credit Quality [Line Items]
Total Financing Receivables	66,287		72,988
Cash Value | Substandard
Credit Quality [Line Items]
Total Financing Receivables			61,994
Cash Value | Grade 8 (Loss)
Credit Quality [Line Items]
Total Financing Receivables	17,054
Residential Real Estate
Credit Quality [Line Items]
Total Financing Receivables	24,604,432		31,146,880
Residential Real Estate | Grade 3 (Acceptable-Average)
Credit Quality [Line Items]
Total Financing Receivables	9,685,196		12,193,364
Residential Real Estate | Grade 4 - Fair (Watch)
Credit Quality [Line Items]
Total Financing Receivables	980,562		1,940,701
Residential Real Estate | Special Mention
Credit Quality [Line Items]
Total Financing Receivables	860,863		3,013,965
Residential Real Estate | Substandard
Credit Quality [Line Items]
Total Financing Receivables	13,077,811		13,892,036
Residential Real Estate | Doubtful
Credit Quality [Line Items]
Total Financing Receivables			106,814
Commercial Real Estate
Credit Quality [Line Items]
Total Financing Receivables	185,352,416		181,117,917
Commercial Real Estate | Grade 2 (Superior)
Credit Quality [Line Items]
Total Financing Receivables	339,757		354,446
Commercial Real Estate | Grade 3 (Acceptable-Average)
Credit Quality [Line Items]
Total Financing Receivables	111,762,353		119,006,553
Commercial Real Estate | Grade 4 - Fair (Watch)
Credit Quality [Line Items]
Total Financing Receivables	5,477,217		6,166,739
Commercial Real Estate | Special Mention
Credit Quality [Line Items]
Total Financing Receivables	16,236,103		12,125,628
Commercial Real Estate | Substandard
Credit Quality [Line Items]
Total Financing Receivables	51,536,986		43,464,551
Business Assets
Credit Quality [Line Items]
Total Financing Receivables	2,621,853		1,821,587
Business Assets | Grade 3 (Acceptable-Average)
Credit Quality [Line Items]
Total Financing Receivables	1,758,313		539,117
Business Assets | Grade 4 - Fair (Watch)
Credit Quality [Line Items]
Total Financing Receivables			308,062
Business Assets | Special Mention
Credit Quality [Line Items]
Total Financing Receivables	288,068		301,423
Business Assets | Substandard
Credit Quality [Line Items]
Total Financing Receivables	575,472		672,985
Vehicles
Credit Quality [Line Items]
Total Financing Receivables	1,686,508		1,948,661
Vehicles | Grade 2 (Superior)
Credit Quality [Line Items]
Total Financing Receivables	3,969		18,929
Vehicles | Grade 3 (Acceptable-Average)
Credit Quality [Line Items]
Total Financing Receivables	1,295,909		1,389,332
Vehicles | Grade 4 - Fair (Watch)
Credit Quality [Line Items]
Total Financing Receivables	18,387		55,803
Vehicles | Special Mention
Credit Quality [Line Items]
Total Financing Receivables	175,254		253,112
Vehicles | Substandard
Credit Quality [Line Items]
Total Financing Receivables	192,989		231,381
Vehicles | Doubtful
Credit Quality [Line Items]
Total Financing Receivables			104
Other
Credit Quality [Line Items]
Total Financing Receivables	101,655		104,200
Other | Grade 4 - Fair (Watch)
Credit Quality [Line Items]
Total Financing Receivables			104,200
Other | Substandard
Credit Quality [Line Items]
Total Financing Receivables	$ 101,655

[1]	Loan balances presented are gross of unearned loan fees of $932,468.
[2]	Loan balances presented are gross of unearned loan fees of $742,898.